Subsequent Events (Details) - SUBSEQUENT EVENTS [Member]												1 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Apr. 28, 2023 USD ($)	Apr. 28, 2023 CNY (¥)	Apr. 23, 2023 USD ($)	Apr. 23, 2023 CNY (¥)	Apr. 21, 2023 USD ($)	Apr. 21, 2023 CNY (¥)	Mar. 20, 2023 USD ($)	Mar. 09, 2023 USD ($)	Jan. 06, 2023 USD ($)	Feb. 14, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Apr. 28, 2023 CNY (¥)	Apr. 23, 2023 CNY (¥)	Apr. 21, 2023 CNY (¥)	Mar. 20, 2023 CNY (¥)	Mar. 09, 2023 CNY (¥)	Feb. 14, 2023 CNY (¥)	Jan. 06, 2023 CNY (¥)
Subsequent Events (Details) [Line Items]
Borrow amount	$ 4,100,000		$ 2,000,000		$ 1,450,000		$ 7,200,000		$ 700,000	$ 700,000	$ 400,000	$ 100,000	¥ 28,000,000	¥ 14,000,000	¥ 10,000,000	¥ 49,800,000	¥ 5,000,000	¥ 4,500,000	¥ 1,000,000	¥ 3,000,000
Maturity date			Apr. 27, 2026	Apr. 27, 2026	Apr. 22, 2026	Apr. 22, 2026	Apr. 20, 2026	Apr. 20, 2026	Mar. 20, 2024	Mar. 08, 2024	Jan. 06, 2024	Feb. 14, 2024
Fixed interest rate			4.10%		4.00%		2.00%		7.00%	4.35%	4.30%	5.50%		4.10%	4.00%	2.00%	7.00%	4.35%	5.50%	4.30%
Instalment amount			$ 2,000,000	¥ 13,940,000	$ 1,400,000	¥ 9,500,000	$ 7,200,000	¥ 49,750,000
Annual report amount	$ 2,800,000	¥ 19,300,000
First Five Instalments [Member]
Subsequent Events (Details) [Line Items]
Instalment amount					$ 10,000.00	¥ 100,000	$ 1,450	¥ 10,000
First Six Instalments [Member]
Subsequent Events (Details) [Line Items]
Instalment amount			$ 1,450	¥ 10,000